Restatement (Tables)	12 Months Ended
Dec. 31, 2016
Restatement Tables
Restated Balance Sheet:
PREMIER BIOMEDICAL, INC.
BALANCE SHEET

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
ASSETS

Current assets:
Cash	$35,414	$-	$35,414
Prepaid expenses	9,166	-	9,166
Total current assets	44,580	-	44,580

Property and equipment, net	3,647	-	3,647

Total assets	$48,227	$-	$48,227

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)

Current liabilities:
Accounts payable	$188,265	$-	$188,265
Accounts payable, related parties	54,668	-	54,668
Accrued interest	7,792	-	7,792
Accrued interest, related parties	1,170	-	1,170
Convertible notes payable, net of discounts of $245,345	42,655	(840)	41,815
Notes payable, related parties	30,000	-	30,000
Derivative liabilities	-	150,076	150,076
Total current liabilities	324,550	149,236	473,786

Total liabilities	324,550	149,236	473,786

Commitments and contingencies	-	-	-

Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 82,331,062 and 21,757,175 shares issued and outstanding at December 31, 2015 and 2014, respectively
Additional paid in capital	10,500,651	(130,000)	10,370,651
Accumulated deficit	(10,777,797)	(19,236)	(10,797,033)
Total stockholders' equity (deficit)	(276,323)	(149,236)	(425,559)

Total liabilities and stockholders' equity (deficit)	$48,227	$-	$48,227

Restated Statement of Operations
PREMIER BIOMEDICAL, INC.
STATEMENT OF OPERATIONS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Revenue	$-	$-	$-

Operating expenses:
Research and development	234,095	-	234,095
General and administrative	133,289	-	133,289
Professional fees	2,015,898	-	2,015,898
Total operating expenses	2,383,282	-	2,383,282

Net operating loss	(2,383,282)	-	(2,383,282)

Other expense:
Interest expense	(198,889)	840	(198,049)
Change in derivative liabilities	-	(20,076)	(20,076)
Total other expenses	(198,889)	(19,236)	(218,125)

Net loss	$(2,582,171)	$(19,236)	$(2,601,407)

Restated Stockholders' Equity
PREMIER BIOMEDICAL, INC.
SUMMARY OF CORRECTIONS TO STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT)

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015

Beneficial conversion feature of convertible note	$297,011	$(130,000)	$167,011
Additional Paid-In Capital	$10,500,651	$(130,000)	$10,370,651

Net loss for the year ended December 31, 2015	$(2,582,171)	$(19,236)	$(2,601,407)
Accumulated Deficit	$(10,777,797)	$(19,236)	$(10,797,033)

Restated Statement of Cash Flows
PREMIER BIOMEDICAL, INC.
STATEMENT OF CASH FLOWS

	As Originally
	Reported		As Restated
	December 31,		December 31,
	2015	Adjustments	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$(2,582,171)	$(19,236)	$(2,601,407)
Adjustments to reconcile net loss
to net cash used in operating activities:
Depreciation	1,462	-	1,462
Change in fair market value of derivative liabilities	-	20,076	20,076
Amortization of debt discounts	176,547	(840)	175,707
Stock based compensation, related parties	1,529,182	-	1,529,182
Stock based compensation	319,986	-	319,986
Decrease (increase) in assets:
Prepaid expenses	284	-	284
Increase (decrease) in liabilities:
Accounts payable	40,774	-	40,774
Accounts payable, related parties	29,369	-	29,369
Accrued interest	21,172	-	21,172
Accrued interest, related parties	1,170	-	1,170
Net cash used in operating activities	(462,225)	-	(462,225)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants, related party	40	-	40
Proceeds from convertible notes payable	365,000	-	365,000
Proceeds from notes payable, related parties	30,000	-	30,000
Net cash provided by financing activities	395,040	-	395,040

NET CHANGE IN CASH	(67,185)	-	(67,185)
CASH AT BEGINNING OF PERIOD	102,599	-	102,599

CASH AT END OF PERIOD	$35,414	$-	$35,414

SUPPLEMENTAL INFORMATION:
Interest paid	$-	$-	$-
Income taxes paid	$-	$-	$-

NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$297,011	$(130,000)	$167,011
Value of debt discounts	$-	$130,000	$130,000
Value of shares issued for conversion of debt	$227,388	$-	$227,388